Lease (Narrative) (Details) (JPY ¥) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Aug. 31, 2009 sqft years	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Leases [Abstract]
Operating Leases, Income Statement, Lease Revenue, Total		¥ 66,180	¥ 2,747
Rental expenses, net of sublease rental income		43,536	48,957	49,374
Lease agreement in years	20
Area leased by subsidiary (in square foot)	525,000
Capital lease assets		¥ 27,902	¥ 24,855